Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Washington Prime Group Inc.
Entity Central Index Key	0001594686
Document Type	S-4/A
Pre-Effective Amendment Number	1
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends and restates the Annual Report and quarterly information contained in the S-4 filed October 28, 2014.
Entity Filer Category	Non-accelerated Filer